Other Non-Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Liabilities Disclosure [Abstract]
Guaranteed revenue program deposits	$ 0	$ 37,500
Fractional ownership deposits	16,686	3,636
PPP loan	0	339
Other	26	28
Total non-current liabilities	$ 16,712	$ 41,503